Villere Balanced Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 58.4%	Shares	Value
Administrative and Support Services - 6.6%
Uber Technologies, Inc. (a)	25,910	$ 1,824,064
Visa, Inc. - Class A	10,520	3,433,307
		5,257,371

Ambulatory Health Care Services - 1.7%
Option Care Health, Inc. (a)	65,235	1,361,455

Beverage and Tobacco Product Manufacturing - 1.6%
PepsiCo, Inc.	9,000	1,297,710

Chemical Manufacturing - 6.2%
Abbott Laboratories	13,675	1,170,580
Colgate-Palmolive Co.	24,070	2,169,429
Kenvue, Inc.	49,055	847,670
Pfizer, Inc.	30,205	790,767
		4,978,446

Computer and Electronic Product Manufacturing - 4.3%
Apple, Inc.	4,560	1,422,993
Roper Technologies, Inc.	6,260	2,037,818
		3,460,811

Couriers and Messengers - 1.8%
United Parcel Service, Inc. - Class B	13,365	1,425,912

Credit Intermediation and Related Activities - 2.9%
JPMorgan Chase & Co.	7,800	2,334,618

Food Manufacturing - 1.8%
Mondelez International, Inc. - Class A	22,950	1,403,852

Insurance Carriers and Related Activities - 4.0%
Palomar Holdings, Inc. (a)	18,944	2,027,766
Progressive Corp.	6,105	1,162,392
		3,190,158

Life Sciences Tools & Services - 0.0% (b)
OmniAb, Inc. (a)(c)	20,984	0
OmniAb, Inc. (a)(c)	20,984	0
		0

Management of Companies and Enterprises - 1.6%
First Interstate BancSystem, Inc. - Class A	35,380	1,259,528

Merchant Wholesalers, Durable Goods - 3.2%
Pool Corp.	14,312	2,596,197

Mining (except Oil and Gas) - 2.4%
Freeport-McMoRan, Inc.	28,825	1,894,091

Miscellaneous Manufacturing - 7.6%
Johnson & Johnson	9,720	2,190,208
STERIS PLC	8,095	1,722,049
Stryker Corp.	7,110	2,169,190
		6,081,447

Professional, Scientific, and Technical Services - 2.2%
IDEXX Laboratories, Inc. (a)	3,195	1,800,478

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 3.8%
Amazon.com, Inc. (a)	11,225	3,037,934

Telecommunications - 2.6%
Verizon Communications, Inc.	43,435	2,076,627

Transportation Equipment Manufacturing - 1.8%
Lockheed Martin Corp.	2,745	1,456,085

Water Transportation - 2.3%
Tidewater, Inc. (a)	25,170	1,849,743
TOTAL COMMON STOCKS (Cost $34,546,107)		46,762,463

CORPORATE BONDS - 25.0%	Par	Value
Beverage and Tobacco Product Manufacturing - 0.6%
PepsiCo, Inc., 4.50%, 07/17/2029	500,000	503,434

Chemical Manufacturing - 4.2%
AbbVie, Inc., 4.88%, 03/15/2030	485,000	492,083
HB Fuller Co., 4.00%, 02/15/2027	2,118,000	2,105,991
Kimberly-Clark Corp., 3.20%, 04/25/2029	100,000	96,981
Scotts Miracle-Gro Co., 4.50%, 10/15/2029	700,000	682,988
		3,378,043

Computer and Electronic Product Manufacturing - 0.7%
Northrop Grumman Corp., 4.60%, 02/01/2029	525,000	528,202

Couriers and Messengers - 0.6%
United Parcel Service, Inc., 5.15%, 05/22/2034	480,000	491,572

Electrical Equipment, Appliance, and Component Manufacturing - 1.3%
Hubbell, Inc., 3.50%, 02/15/2028	1,045,000	1,027,955

Fabricated Metal Product Manufacturing - 0.2%
Emerson Electric Co., 0.88%, 10/15/2026	150,000	148,399

Insurance Carriers and Related Activities - 1.6%
Enact Holdings, Inc., 6.25%, 05/28/2029	500,000	516,395
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	800,000	785,428
		1,301,823

Machinery Manufacturing - 1.1%
Brunswick Corp., 4.40%, 09/15/2032	960,000	909,368

Merchant Wholesalers, Durable Goods - 1.1%

Avnet, Inc., 3.00%, 05/15/2031	1,000,000		906,157

Merchant Wholesalers, Nondurable Goods - 0.7%
Sysco Corp., 5.10%, 09/23/2030	529,000		535,472

Paper Manufacturing - 1.2%
Sonoco Products Co., 2.25%, 02/01/2027	950,000		936,947

Rail Transportation - 2.3%
Union Pacific Corp., 2.80%, 02/14/2032	2,000,000		1,823,775

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 1.8%
Amazon.com, Inc., 1.65%, 05/12/2028	1,500,000		1,431,934

Transportation Equipment Manufacturing - 1.4%
Honda Motor Co. Ltd., 2.53%, 03/10/2027	700,000		690,546
Oshkosh Corp., 3.10%, 03/01/2030	500,000		470,631
			1,161,177

Utilities - 6.2%
Alabama Power Co., 1.45%, 09/15/2030	1,500,000		1,321,971
Pacific Gas & Electric Co., 4.20%, 03/01/2029	600,000		591,829
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,500,000		1,531,297
Southern Co., 5.11%, 08/01/2027 (d)	1,500,000		1,512,341
			4,957,438
TOTAL CORPORATE BONDS (Cost $20,406,913)			20,041,696

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares		Value
Warehousing and Storage - 0.9%
Lineage, Inc.	15,275		678,363
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $613,488)			678,363

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 16.2%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.55% (e)	12,957,157		12,957,157
TOTAL MONEY MARKET FUNDS (Cost $12,957,157)			12,957,157

TOTAL INVESTMENTS - 100.5% (Cost $68,523,665)			80,439,679
Liabilities in Excess of Other Assets - (0.5)%		(0.00481)	(385,147)
TOTAL NET ASSETS - 100.0%			$ 80,054,532

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(d)	Step coupon bond. The rate disclosed is as of May 31, 2026.
(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Villere Balanced Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 46,762,463	$ –	$ 0	$ 46,762,463
Corporate Bonds	–	20,041,696	–	20,041,696
Real Estate Investment Trusts	678,363	–	–	678,363
Money Market Funds	12,957,157	–	–	12,957,157
Total Investments	$ 60,397,983	$ 20,041,696	$ 0	$ 80,439,679

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of August 31, 2025	$ 0
Ending balance as of May 31, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of May 31, 2026	$ 0
0

Description	Fair Value as of May 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$ 0	0	0	$ –
	$ 0